Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 235,363	$ (1,220,276)	$ 230,021
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(155,517)	(118,872)	327,236
Purchase of non-controlling interests	0		59
Unrealized gain/(loss) on available-for-sale investments, net of tax effect of US$4,014, US$1,316 and US$513 for the years ended May 31, 2021, 2022 and 2023, respectively	(2,279)	(12,896)	27,318
Other comprehensive income/(loss), net of tax	(157,796)	(131,768)	354,613
Comprehensive income/(loss)	77,567	(1,352,044)	584,634
Comprehensive (loss)/income attributable to non-controlling interests	56,644	(31,539)	(102,445)
Comprehensive income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 20,923	$ (1,320,505)	$ 687,079